Other (Income)/Deductions - Net - Additional Information about Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	$ 2,281	[1]
Impairment charges	803		835	834
Impairment charges				51
Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	2,281	[1]
Developed Technology Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	564	[1],[2]
Impairment charges	394	[2]	242	183
Developed Technology Rights [Member] | Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1],[2]
Developed Technology Rights [Member] | Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1],[2]
Developed Technology Rights [Member] | Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	564	[1],[2]
Trade Names [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	1,499	[1],[2]
Impairment charges	109	[2]	25
Trade Names [Member] | Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1],[2]
Trade Names [Member] | Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1],[2]
Trade Names [Member] | Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	1,499	[1],[2]
Other Intangible Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
Impairment charges	73
Impairment charges	73
Other Intangible Assets [Member] | Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
Other Intangible Assets [Member] | Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
Other Intangible Assets [Member] | Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure	0	[1]
In Process Research and Development [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	218	[1],[2]
Impairment charges	227	[2]	393	458
In Process Research and Development [Member] | Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0	[1],[2]
In Process Research and Development [Member] | Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	0	[1],[2]
In Process Research and Development [Member] | Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 218	[1],[2]

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.
[2]	Reflects intangible assets written down to their fair value in 2013. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then we applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.